The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                               Small Company Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1999

                      THE 59 WALL STREET SMALL COMPANY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                   (unaudited)

ASSETS:
         Investments in U.S. Small Company Portfolio
           (the "Portfolio"), at value (Note 1) ................   $ 21,028,967
                                                                   ------------
LIABILITIES:
      Payables for:
        Shareholder servicing/eligible institution fees (Note 2)          4,314
        Administrative fee (Note 2) ............................          2,157
        Accrued expenses and other liabilities .................         43,086
                                                                   ------------
            Total Liabilities ..................................         49,557
                                                                   ------------

NET ASSETS .....................................................   $ 20,979,410
                                                                   ============
Net Assets Consist of:
        Paid-in capital ........................................   $ 22,405,011
        Accumulated undistributed net investment loss ..........        (96,601)
        Accumulated net realized loss on investments ...........     (5,153,743)
        Net unrealized appreciation ............................      3,824,743
                                                                   ------------

Net Assets .....................................................   $ 20,979,410
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($20,979,410 / 2,231,035 shares) ..........................   $       9.40
                                                                   ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                             STATEMENT OF OPERATIONS
                       For the period ended April 30, 1999
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividends income allocated from Portfolio ...............   $    93,532
        Interest income allocated from Portfolio ................        18,152
        Expenses allocated from Portfolio .......................      (108,854)
                                                                    -----------
            Total Income ........................................         2,830
                                                                    -----------
      Expenses:
        Shareholder servicing/eligible institution fee (Note 2) .        32,343
        Administrative fee (Note 2) .............................        16,172
        Directors' fees (Note 2) ................................         3,287
        Professional fees .......................................         9,606
        Miscellaneous expenses ..................................        38,023
                                                                    -----------
            Total Expenses ......................................        99,431
                                                                    -----------
            Net Investment Loss .................................       (96,601)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN/LOSS (Notes 1 and 3):
        Net realized loss on investments ........................    (5,714,871)
        Net change in unrealized depreciation on investments ....     5,393,393
                                                                    -----------
            Net Realized and Unrealized Loss ....................      (321,478)
                                                                    -----------
        Net Decrease in Net Assets Resulting from Operations ....   $  (418,079)
                                                                    ===========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the
                                                                   period ended        For the
                                                                  April 30, 1999     year ended
                                                                    (unaudited)   October 31, 1998
                                                                  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
      Net investment loss ......................................   $    (96,601)   $   (188,745)
      Net realized gain (loss) on investments ..................     (5,714,871)      7,590,002
      Net change in unrealized appreciation/depreciation
        on investments .........................................      5,393,393     (12,624,297)
                                                                   ------------    ------------
         Net decrease in net assets resulting from operations ..       (418,079)     (5,223,040)
                                                                   ------------    ------------

    Dividends and distributions declared (Note 1):
      From net realized gains ..................................     (3,814,686)     (3,203,180)
      In excess of net realized gains ..........................     (5,153,743)             --
                                                                   ------------    ------------
         Total dividends and distributions declared ............     (8,968,429)     (3,203,180)
                                                                   ------------    ------------

    Capital stock transactions (Note 4):
      Net proceeds from sales of capital stock .................      1,396,625       6,589,986
      Net asset value of capital stock issued to shareholders in
        reinvestment of dividends and distributions ............      6,536,359         241,141
      Net cost of capital stock redeemed .......................     (7,409,140)     (7,230,694)
                                                                   ------------    ------------
         Net increase (decrease) in net assets resulting from
            capital stock transactions .........................        523,844        (399,567)
                                                                   ------------    ------------
            Total decrease in net assets .......................     (8,862,664)     (8,825,787)
NET ASSETS:
    Beginning of period ........................................     29,842,074      38,667,861
                                                                   ------------    ------------
    End of period ..............................................   $ 20,979,410    $ 29,842,074
                                                                   ============    ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each period

                                                 For the
                                              period ended
                                                April 30,
                                                  1999                For the years ended October 31,
                                                            ------------------------------------------------------
                                               (unaudited)   1998       1997        1996       1995       1994
                                               -----------  -------    ------      -------    -------    -------

Net asset value, beginning of period .........  $ 13.84     $ 17.79    $ 14.85     $ 12.81    $ 11.54    $ 12.92

Income from investment operations:
  Net investment income (loss) ...............    (0.04)      (0.09)     (0.04)       0.01       0.03       0.05
  Net realized and unrealized gain (loss) ....    (0.02)       2.35       3.60        2.05       1.31      (1.04)

Less dividends and distributions (Note 1):
  From net investment income .................       --          --         --       (0.02)     (0.07)     (0.01)
  In excess of net investment income .........       --          --      (0.01)         --         --         --
  From net realized gains ....................    (1.86)      (1.51)     (0.61)         --         --      (0.38)
  In excess of net realized gains ............    (2.52)         --         --          --         --      (0.00)(1)
                                                -------     -------    -------     -------    -------    -------
  Net asset value, end of period .............  $  9.40     $ 13.84    $ 17.79     $ 14.85    $ 12.81    $ 11.54
                                                =======     =======    =======     =======    =======    =======
Total Return2 ................................    (2.02)%    (14.94)%    24.65%      16.10%     11.69%     (7.81)%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ..  $ 20,979    $29,842    $38,668     $35,102    $29,408    $39,401
  Ratio of expenses to average net assets(2)..      1.61%(4)   1.41%      1.12%       1.10%      1.10%      1.10%
  Ratio of net investment income to average
    net assets ...............................    (0.75)%(4)  (0.52)%    (0.23)%      0.08%      0.25%      0.40%
  Portfolio turnover rate ....................      N/A         N/A        N/A          N/A        16%(3)    140%

----------
  1  Less than $0.01 per share.

  2 The expense payment agreement terminated on July 1, 1997. Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

     Ratio of expenses to average
       net assets ...............  N/A   N/A    1.33%    1.32%    1.27%   1.21%
     Total Return ...............  N/A   N/A   24.44%   15.88%   11.52%  (7.94)%

     Furthermore, the ratio of expenses to average net assets for the year ended October 31, 1995 reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratio would have been 1.39%.

  3 Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's Financial Highlights which is included elsewhere in this report.

  4  Annualized.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Small Company Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on April 23, 1991.

      The Fund invests all of its investable assets in the U.S. Small Company Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's porportionate interest in the net assets of the Portfolio (approximately 90% at April 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2.  Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1999, the Fund incurred $16,172 for administrative services.

                     THE 59 WALL STREET SMALL COMPANY FUND

                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 1999, the Fund incurred $32,343 for shareholder servicing/eligible institutional services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 1999, the Fund incurred $3,287 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                    For the
                                                               six months ended     For the year ended
                                                                April 30, 1999        October 31, 1998
                                                               ----------------       ---------------
Capital stock sold .........................................         129,780               397,132
Capital stock issued in connection with reinvestment
  of dividends and distributions............................         660,238                14,904
Capital stock repurchased...................................        (714,712)             (430,436)
                                                                     -------               -------
Net increase (decrease).....................................          75,306               (18,400)
                                                                     =======               =======

                          U.S. SMALL COMPANY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

    Shares                                      Value
    ------                                    ----------
            COMMON STOCKS (85.5%)
            COMMERCIAL SERVICES (4.5%)
    12,600  Boise Cascade Office Products
              Corp.*.....................    $   155,925
    23,100  Century Business Services,
              Inc.* .....................        278,644
       600  Doubleclick, Inc.*...........         83,869
     7,900  Labor Ready, Inc.*...........        310,075
    23,300  Moore Corp., Ltd.............        233,000
                                              ----------
                                               1,061,513
                                              ----------
            CONSUMER DURABLES (2.4%)
     6,800  Fossil, Inc.*................        209,525
     7,200  NVR Inc.*....................        346,500
                                              ----------
                                                 556,025
                                              ----------
            CONSUMER NON-DURABLES (1.8%)
     1,900  Canandaigua Brands, Inc.*....         98,088
     7,500  International Multifoods Corp.       165,938
     3,200  Tarrant Apparel Group*.......        151,600
                                              ----------
                                                 415,626
                                              ----------
            CONSUMER SERVICES (3.1%)
     7,000  CD Radio, Inc.*..............        174,125
    21,300  Extended Stay America*.......        223,650
    10,100  Foodmaker, Inc.*.............        243,663
    18,900  Protection One, Inc.*........         89,775
                                              ----------
                                                 731,213
                                              ----------
            ELECTRONIC TECHNOLOGY (10.8%)
     4,800  Aware, Inc.*.................        267,450
    11,100  Comverse Technology, Inc. *..        715,950
     1,200  Cordant Technologies.........         55,350
    12,600  Cymer, Inc.*.................        231,525
    10,900  DSP Communications*..........        297,025
    31,500  Mentor Graphics Corp.*.......        382,922
    20,000  Neomagic Corp.*..............        233,125
     4,100  Network Appliance, Inc.......        206,409
     4,600  Semtech Corp.*...............        149,500
                                              ----------
                                               2,539,256
                                              ----------
            ENERGY MINERALS (1.7%)
    33,200  Pioneer National Resources Co.*      388,025
                                              ----------
            FINANCE (17.3%)
    15,000  Avis Rent A Car, Inc.*.......        470,625
       800  Bank United Corp.............         32,450
     4,300  Cornerstone Property's, Inc..         70,144
     3,400  E-Trade Group, Inc.*.........        392,913
     7,300  Everen Capital Corp..........        214,438
     6,500  First Bancorp................        167,781
     3,300  FirstMerit Corp..............         91,678
     4,100  Forest City Enterprises, Inc.        101,219
    11,000  Imperial Bancorp*............        211,750
    16,500  LNR Property Corp............        323,813
    18,100  Meristar Hospitality Corp....        416,300
     3,100  PMI Group, Inc. (The)........        173,019
    15,500  Prison Realty Trust..........        302,250
    16,000  Republic Securities Financial
              Corp.......................        139,250
     8,800  Sky Financial Group, Inc.*...        247,775
     5,620  Sovereign Bancorp, Inc.......         76,748
    14,100  Trammell Crow Co.*...........        253,800
    12,300  United Rental, Inc.*.........        366,694
                                              ----------
                                               4,052,647
                                              ----------
            HEALTH SERVICES (2.0%)
     1,200  Alternative Living Services,
              Inc.* .....................         26,700
    19,600  Apria Healthcare Group, Inc.*        306,250
    10,260  Orthodontic Centers of
              America, Inc.*.............        126,968
                                              ----------
                                                 459,918
                                              ----------
            HEALTH TECHNOLOGY (3.4%)
     1,900  Andrx Corp.*.................        149,862
     2,600  Idec Pharmaceuticals Corp.*..        131,625
    10,700  Liposome, Inc.*..............        135,756
    12,500  Wesley Jessen VisionCare,
              Inc.*......................        383,594
                                              ----------
                                                 800,837
                                              ----------
            INDUSTRIAL SERVICES (1.2%)
    15,700  Integrated Electrical
              Services, Inc.*............        269,844
                                              ----------
            MISCELLANEOUS (0.6%)
       600  CMG Information Services, Inc.       152,419
                                              ----------
            NON-ENERGY MINERALS (3.5%)
    57,300  Armco, Inc.*.................        293,662
     7,200  Centex Construction Products,
              Inc........................        254,700
     4,400  Southdown, Inc...............        281,875
                                              ----------
                                                 830,237
                                              ----------

                          U.S. SMALL COMPANY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)

    Shares                                      Value
    ------                                    ----------
            PROCESS INDUSTRIES (2.1%)
    16,600  Crompton & Knowles Corp.*....    $   336,150
     7,100  Myers Industries.............        160,637
                                              ----------
                                                 496,787
                                              ----------
            PRODUCER MANUFACTURING (9.6%)
     9,300  Astec Industries, Inc.*......        362,119
     4,600  Coltec Industries, Inc.*.....         99,475
    16,900  Dal-Tile International, Inc.*        190,125
     9,100  Hanover Compressor Co.*......        261,056
     7,500  Lincoln Electronics Holdings
              Corp.......................        154,219
    19,400  Meritor Automotive, Inc......        411,037
     7,800  Polycom, Inc.*...............        190,856
     9,625  Superior Telecom, Inc........        240,023
    10,700  Terex Corp.*.................        338,387
                                              ----------
                                               2,247,297
                                              ----------
            RETAIL TRADE (5.2%)
     4,000  American Eagle Outfitters*...        299,375
    11,100  Ann Taylor Stores Corp.*.....        527,250
    14,700  Central Garden & Pet Co.*....        208,556
    78,900  Southland Corp.*.............        193,552
                                              ----------
                                               1,228,733
                                              ----------
            TECHNOLOGY SERVICES (5.3%)
     3,900  Broadvision, Inc.*...........        226,566
     2,200  CNET, Inc.*..................        282,081
     7,800  Entrust Technologies, Inc.*..        191,587
       800  Excite, Inc.*................        117,050
       800  Exodus Communications, Inc.*.         72,075
       700  Infoseek Corp.*..............         35,853
     1,800  Lycos, Inc.*.................        179,719
       500  Mindspring Enterprises, Inc.*         48,484
     1,200  PSInet, Inc.*................         61,125
     1,400  USweb Corp.*.................         31,544
                                              ----------
                                               1,246,084
                                              ----------
            TRANSPORTATION (1.8%)
    23,500  American Freightways Corp.*..        404,641
       400  USFreightways Corp...........         15,013
                                              ----------
                                                 419,654
                                              ----------
            UTILITIES (9.2%)
     8,100  CMP Group Inc.*..............        156,937
    17,100  Omnipoint Corp.*.............        305,662
     8,800  ONEOK, Inc...................        245,850
     6,000  Pacific Gateway Exchange,
              Inc.* .....................        240,187
    10,500  Philadelphia Suburban Corp...        236,906
     7,900  TNP Enterprises, Inc.........        246,875
    16,400  Vanguard Cellular Systems,
              Inc.* .....................        374,637
     7,600  Viatel, Inc.*................        349,125
                                              ----------
                                               2,156,179
                                              ----------
            TOTAL COMMON STOCKS
              (identified cost $18,098,649)  $20,052,294
                                             -----------
 Principal
  Amount
 ---------
            TIME DEPOSIT (4.3%)
$1,000,000  State Street Bank (Cayman)
              4.50%, 05/04/99
              (identified cost $1,000,000)   $1,000,000
                                             -----------

TOTAL INVESTMENTS
(identified cost $19,098,649) (a) ..................   89.8%        $21,052,294
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....   10.2           2,397,588
                                                       ----         -----------
NET ASSETS ........................................   100.0%        $23,449,882
                                                      =====         ===========
----------
 * Non-income producing security

(a) The aggregate cost for federal income tax purposes is $19,098,649, the aggregate gross unrealized appreciation is $3,027,640, and the aggregate gross unrealized depreciation is $1,073,995, resulting in net unrealized appreciation of $1,953,645.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $19,098,649) (Note 1) ............    $21,052,294
   Cash ................................................      2,187,801
   Receivables for:
      Contributions ....................................        366,675
      Dividends and other receivables ..................          7,081
                                                            -----------
           Total Assets ................................     23,613,851
                                                            -----------

LIABILITIES:
   Payables for:
      Withdrawals ......................................        104,799
      Investment advisory fee (Note 2) .................         12,543
      Administrative fee (Note 2) ......................            675
      Foreign withholding taxes ........................         10,919
      Margin variation on futures ......................          5,250
      Accrued expenses and other liabilities ...........         29,783
                                                            -----------
           Total Liabilities ...........................        163,969
                                                            -----------
NET ASSETS .............................................    $23,449,882
                                                            ===========
Net Assets Consist of:
   Paid-in capital......................................    $21,189,243
   Net unrealized appreciation..........................      2,260,639
                                                            -----------

Net Assets .............................................    $23,449,882
                                                            ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)


INVESTMENT INCOME:
      Income:
         Dividends .............................................    $   100,783
         Interest ..............................................         20,160
                                                                    -----------
             Total Income ......................................        120,943
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) ......................         94,077
         Custody fee (Note 3) ..................................         17,698
         Administrative fee (Note 2) ...........................          5,066
         Trustees' fees and expenses (Note 2) ..................          3,747
         Amortization of organization expenses (Note 1) ........          1,260
         Miscellaneous expenses ................................          5,129
                                                                    -----------
         Total Expenses ........................................        126,977

             Fees paid indirectly (Note 3) .....................        (16,135)
                                                                    -----------
             Net Expenses ......................................        110,842
                                                                    -----------
             Net Investment Income .............................         10,101
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN/LOSS (Notes 1 and 3):
      Net realized loss on investments .........................     (6,329,040)
      Net change in unrealized depreciation on investments .....      5,938,022
                                                                    -----------
         Net Realized and Unrealized Loss ......................       (391,018)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations .....    $  (380,917)
                                                                    ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                            For the
                                                                       six months ended           For the
                                                                        April 30, 1999          year ended
                                                                          (unaudited)        October 31, 1998
                                                                       ----------------      ----------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income...........................................    $    10,101          $     29,501
      Net realized gain (loss) on investments..........................    (6,329,040)           11,223,450
      Net change in unrealized appreciation on investments.............     5,938,022           (16,859,557)
                                                                          -----------          ------------
        Net decrease in net assets resulting from operations ..........      (380,917)           (5,606,606)
                                                                          -----------          ------------
  Capital transactions:
      Proceeds from contributions......................................     7,241,680             4,897,021
      Value of withdrawals.............................................   (16,201,528)          (10,950,104)
                                                                          -----------          ------------
        Net decrease in net assets resulting from capital
           transactions................................................    (8,959,848)           (6,053,083)
                                                                          -----------          ------------

          Total decrease in net assets.................................    (9,340,765)          (11,659,689)

NET ASSETS:
  Beginning of period..................................................    32,790,647            44,450,336
                                                                          -----------          ------------
  End of period .......................................................   $23,449,882          $ 32,790,647
                                                                          ===========          ============

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                                                          For the period
                                                 For the                                                 January 17, 1995
                                             six months ended           For the years ended October 31,  (commencement of
                                              April 30, 1999       ------------------------------------    operations) to
                                               (unaudited)           1998       1997           1996       October 31, 1995
                                             ----------------      -------     -------       -------      ---------------
Ratios/Supplemental Data:
    Net assets, end of period
     (000's omitted) ......................        $23,450         $32,791     $44,450       $57,934         $51,226
   Ratios as a percentage of
     average net assets:
      Expenses paid by
         Portfolio ........................           0.77%1          0.79%       0.77%         0.77%           0.77%1
      Expenses paid by
         commissions2 .....................             --              --          --          0.05%           0.05%1
      Expenses offset
         arrangements .....................           0.11%1          0.10%       0.09%         0.08%           0.05%1
                                                   -------         -------     -------       -------         -------
          Total expenses ..................           0.88%1          0.89%       0.86%         0.90%           0.87%1
                                                   =======         =======     =======       =======         =======
    Ratio of net investment
     income to average
     net assets ...........................           0.07%1          0.07%       0.10%         0.26%           0.25%1
    Portfolio turnover rate ...............            105%            158%         63%           51%            115%

----------
1  Annualized.

2 A portion of the Portfolio's security transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they received from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from the 59 Wall Street Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Futures Contracts. To hedge against anticipated future changes in interest rates or securities prices, U.S. Small Company Portfolio may enter into financial futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or securities or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. Should interest rates or securities prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

            If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that another party to a transaction may not perform.

            C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

                          U.S. SMALL COMPANY PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

            D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes is necessary.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2.  Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 1999, the Portfolio incurred $94,077 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administrators for which 59 Wall Street Administrators receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1999, the Portfolio incurred $5,066 for administrative services.

      Trustees Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended April 30, 1999, the Portfolio incurred $3,747 for Trustee fees.

       3. Investment Transactions. For the six months ended April 30, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $27,928,075 and $38,639,676, respectively. For that same period, the portfolio paid brokerage commissions of $57,621 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the portfolio were reduced by $16,135 as a result of an expense offset arrangement with the Portfolio's custodian.

      4. Financial Futures Contracts. As of April 30, 1999, U.S. Small Company Portfolio held open futures contracts. The contractual amount of a futures contract represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurements of futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30,1999 is as follows:
                                                                     Unrealized
      Position            Contracts               Index             Depreciation
       -------            ---------               -----              -----------
        Long                 15               Russell 2000            $306,994

      As of April 30, 1999, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.